STATEMENT OF CASH FLOWS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information [Line Items]
DIPJunior Offset		$ 708,975,000
Gains resulting from the settlement of Chapter 11 claims	$ 0	2,550,306,000	$ 0
Gains resulting from the settlement of Chapter 11 claims	0	420,436,000	0
Extinguishment of debt under Chapter	297,161,000	2,673,256,000
Financial claims	0	491,326,000	0
Decrease with effect in property, plant and equipment		354,249,000
Decrease related to the compensation of the debt with the effect of increasing capital		381,018,000
Decrease due to conversion of debt		1,443,066,000
Decrease due to other minor effects		3,596,000
Dividends paid, ordinary shares	0	0
Payments of leased maintenance	294,549,000	149,142,000	163,717,000
Amounts raised from long-term loans	0	2,361,875,000	0
Amounts raised from short-term loans	0	4,856,025,000	661,609,000
Loans repayments	(342,005,000)	(8,759,413,000)	(463,048,000)
Payments of lease liabilities	(225,358,000)	(131,917,000)	$ (103,366,000)
Guaranteed obligations
Supplemental Cash Flow Information [Line Items]
Extinguishment of debt under Chapter		0
Convertible Notes G, H, I
Supplemental Cash Flow Information [Line Items]
Convertible notes at the date of issue	$ 14,401,000	3,610,470,000
Convertible Notes H
Supplemental Cash Flow Information [Line Items]
DIPJunior Offset		327,957,000
Convertible Notes I
Supplemental Cash Flow Information [Line Items]
DIPJunior Offset		$ 381,018,000